Property, Plant and Equipment Disclosure	Dec. 31, 2022
Notes
Property, Plant and Equipment Disclosure

Note 4 - Property and Equipment

Property and equipment consist of the following:

	December 31,
	2022	2021

Leasehold improvements	$391,722	$391,722
Office and computer equipment	581,352	581,352
Selling equipment	8,354	8,354
Furniture and fixtures	20,511	20,511

Total at cost	1,001,939	1,001,939
Less: Accumulated depreciation	(951,775)	(911,523)

	$50,164	$90,416

Depreciation expense for the years ended December 31, 2022 and 2021 was $40,252 and $55,825, respectively.